Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Moderately Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 33.3%
Penn Series Flexibly Managed Fund*	77,689	$6,619,065
Penn Series Index 500 Fund*	231,176	8,407,883
Penn Series Large Cap Growth Fund*	25,237	844,667
Penn Series Large Cap Value Fund*	60,740	2,475,150
Penn Series Large Core Value Fund*	120,046	3,313,278
Penn Series Mid Core Value Fund*	73,990	2,485,342
Penn Series Real Estate Securities Fund*	56,197	1,614,546
Penn Series Small Cap Index Fund*	29,499	822,125
Penn Series SMID Cap Value Fund*	24,950	835,576
TOTAL AFFILIATED EQUITY FUNDS (Cost $22,367,245)		27,417,632

AFFILIATED FIXED INCOME FUNDS — 55.4%
Penn Series High Yield Bond Fund*	248,872	4,076,529
Penn Series Limited Maturity Bond Fund*	1,342,721	17,535,942
Penn Series Quality Bond Fund*	1,560,542	24,001,135
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $45,809,012)		45,613,606

AFFILIATED INTERNATIONAL EQUITY FUNDS — 10.4%
Penn Series Developed International Index Fund*	157,618	2,550,261
Penn Series Emerging Markets Equity Fund*	153,068	1,682,220
Penn Series International Equity Fund*	113,520	4,272,873
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $7,873,523)		8,505,354

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $751,488)	751,488	751,488
TOTAL INVESTMENTS — 100.0% (Cost $76,801,268)		$82,288,080
Other Assets & Liabilities — 0.0%		10,554
TOTAL NET ASSETS — 100.0%		$82,298,634

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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